Expense Example	Feb. 28, 2026 USD ($)
Huber Select Large Cap Value Fund | Huber Select Large Cap Value Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 133
Expense Example, with Redemption, 3 Years	455
Expense Example, with Redemption, 5 Years	800
Expense Example, with Redemption, 10 Years	1,774
Huber Select Large Cap Value Fund | Huber Select Large Cap Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	588
Expense Example, with Redemption, 10 Years	1,323
Huber Small Cap Value Fund | Huber Small Cap Value Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	171
Expense Example, with Redemption, 3 Years	605
Expense Example, with Redemption, 5 Years	1,065
Expense Example, with Redemption, 10 Years	2,340
Huber Small Cap Value Fund | Huber Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	482
Expense Example, with Redemption, 5 Years	858
Expense Example, with Redemption, 10 Years	1,913
Huber Large Cap Value Fund | Huber Large Cap Value Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	557
Expense Example, with Redemption, 5 Years	1,021
Expense Example, with Redemption, 10 Years	2,308
Huber Large Cap Value Fund | Huber Large Cap Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	433
Expense Example, with Redemption, 5 Years	813
Expense Example, with Redemption, 10 Years	1,880
Huber Mid Cap Value Fund | Huber Mid Cap Value Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	718
Expense Example, with Redemption, 5 Years	1,319
Expense Example, with Redemption, 10 Years	2,946
Huber Mid Cap Value Fund | Huber Mid Cap Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	627
Expense Example, with Redemption, 5 Years	1,168
Expense Example, with Redemption, 10 Years	$ 2,647